Investments in Partially Owned Entities - Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Pro Rata Share Debt Of Partially Owned Entities	$ 4,273,632	$ 4,189,403
Toys R Us [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method ownership percentage	32.60%
Maturity, Range, Start	2015
Maturity, Range, End	2021
Interest Rate, End of Period (in percentage)	7.23%
Equity Method Investment Debt Of Partially Owned Entities	5,748,350	5,702,247
Alexanders Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method ownership percentage	32.40%
Maturity, Range, Start	2015
Maturity, Range, End	2021
Interest Rate, End of Period (in percentage)	2.59%
Equity Method Investment Debt Of Partially Owned Entities	1,032,780	1,049,959
Partially owned office buildings [Member]
Schedule Of Equity Method Investments [Line Items]
Maturity, Range, Start	2015
Maturity, Range, End	2023
Interest Rate, End of Period (in percentage)	5.59%
Equity Method Investment Debt Of Partially Owned Entities	3,691,274	3,622,759
India real estate ventures [Member] | Minimum [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method ownership percentage	4.10%
India real estate ventures [Member] | Maximum [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method ownership percentage	36.50%
India real estate ventures [Member] | Tcg Urban Infrastructure Holdings [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method ownership percentage	25.00%
Maturity, Range, Start	2015
Maturity, Range, End	2026
Interest Rate, End of Period (in percentage)	13.25%
Equity Method Investment Debt Of Partially Owned Entities	183,541	199,021
Other equity method investments [Member]
Schedule Of Equity Method Investments [Line Items]
Maturity, Range, Start	2015
Maturity, Range, End	2023
Interest Rate, End of Period (in percentage)	4.33%
Equity Method Investment Debt Of Partially Owned Entities	$ 1,480,485	$ 1,709,509